SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2022 Multiple
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Forfeiture rate	13.00%
Suboptimal exercise multiple	1.29
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	38.96%
Risk-free interest	0.67%
Contractual term	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	42.17%
Risk-free interest	1.19%
Contractual term	7 years